Cover	Jan. 25, 2023
Entity Addresses [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 25, 2023
Current Fiscal Year End Date	--12-31
Entity File Number	001-39421
Entity Registrant Name	ORCHESTRA BIOMED HOLDINGS, INC.
Entity Central Index Key	0001814114
Entity Tax Identification Number	92-2038755
Entity Incorporation, State or Country Code	DE
City Area Code	215
Local Phone Number	862-5797
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.0001 per share
Trading Symbol	OBIO
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Former Address [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	40 10th Avenue
Entity Address, Address Line Two	Floor 7
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10014
Security Exchange Name	NASDAQ